SEMI-ANNUAL REPORT

Stratevest Funds

STRATEVEST LARGE CAP CORE FUND
STRATEVEST LARGE CAP GROWTH FUND
STRATEVEST LARGE CAP VALUE FUND
STRATEVEST SMALL/MID CAP CORE FUND
STRATEVEST INTERMEDIATE BOND FUND
STRATEVEST VERMONT MUNICIPAL BOND FUND

Contents
President's Message	1
Portfolios of Investments	2
Statement of Assets and Liabilities	30
Statement of Operations	32
Statement of Changes in Net Assets	34
Financial Highlights	36
Combined Notes to Financial Statements	38

FEBRUARY 28, 2001

President's Message

Dear Shareholder:

I'm pleased to present the first Semi-Annual Report to Shareholders for the Stratevest Funds. The Report covers the activity of the funds over their initial period of operation from October 2, 2000 through February 28, 2001. It includes commentary from each fund's portfolio manager, as well as a complete list of portfolio holdings and financial statements for each of the following Stratevest Funds:

  Stratevest Large Cap Core Fund, which began operation on January 8, 2001, helps investors pursue long-term capital appreciation through a diversified portfolio of stocks issued by large-cap companies selected through growth-based and value-based strategies.
  Stratevest Large Cap Growth Fund helps investors pursue long-term capital appreciation through a diversified portfolio of growth-oriented stocks issued by large-cap companies.
  Stratevest Large Cap Value Fund helps investors pursue long-term capital appreciation through a diversified portfolio of value-oriented stocks issued by large-cap companies.
  Stratevest Small/Mid Cap Core Fund helps investors pursue long-term capital appreciation through a diversified portfolio of small-to-mid sized companies selected through growth-based and value-based strategies.*
  Stratevest Intermediate Bond Fund helps investors pursue current income by investing in high-quality corporate bonds and securities issued by the U.S. government, its agencies and instrumentalities.
  Stratevest Vermont Municipal Bond Fund helps investors pursue current income that is exempt from federal regular income tax and Vermont state and municipal personal income tax.** Its portfolio consists of high-quality Vermont municipal bonds.

Thank you for keeping your money working in one more key financial market through the professional management and diversification of the Stratevest Funds. We're committed to providing you with the highest level of service as we keep you up-to-date on your investment progress.

Sincerely,

/s/Peter J. Germain

Peter J. Germain
President
April 15, 2001

* Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

** Income may be subject to the federal alternative minimum tax.

Portfolio of Investments

Stratevest Funds
February 28, 2001 (unaudited)

STRATEVEST LARGE CAP CORE FUND

Shares	Security Name	Value
	COMMON STOCK--96.06%
	Apparel & Accessory Stores--2.19%
34,000	Gap, Inc.	$926,160

	Building Materials, Hardware, Garden Supply & Mobile Home Dealers-- 2.26%
22,500	Home Depot, Inc.	956,250

	Business Services--9.77%
20,000	Automatic Data Processing, Inc.	1,180,000
15,000	BMC Software, Inc. +	451,875
12,500	Computer Associates International, Inc.	389,875
25,000	Interpublic Group of Cos., Inc.	940,000
20,000	Microsoft Corp. +	1,180,000

		4,141,750

	Chemicals & Allied Products--15.91%
19,500	Abbott Laboratories	955,305
24,000	Air Products and Chemicals, Inc.	973,200
8,000	Amgen, Inc. +	576,500
10,000	Colgate-Palmolive Co.	590,500
20,000	Ecolab, Inc.	839,000
12,000	Merck & Co., Inc.	962,400
22,500	Pfizer, Inc.	1,012,500
11,800	Procter & Gamble Co.	831,900

		6,741,305

	Communications--3.12%
11,000	BellSouth Corp.	461,560
18,000	SBC Communications, Inc.	858,600

		1,320,160

	Depository Institutions--5.36%
26,000	Citigroup, Inc.	1,278,680
20,000	Wells Fargo Co.	992,800

		2,271,480

	Electronic & Other Electrical Equipment & Components, Except Computer Equipment--8.19%
16,000	ADC Telecommunications, Inc. +	178,000
48,000	American Power Conversion Corp. +	585,000
18,000	General Electric Co.	837,000
35,000	Intel Corp.	999,688
20,000	Tellabs, Inc. +	871,250

		3,470,938

	Fabricated Metal Products, Except Machinery & Transportation Equipment--1.14%
8,000	Illinois Tool Works, Inc.	484,400

	General Merchandise Stores--1.66%
18,000	Target Corp.	702,000

	Industrial & Commercial Machinery & Computer Equipment--9.05%
12,800	Applied Materials, Inc. +	540,800
25,000	Cisco Systems, Inc. +	592,188
25,000	Palm, Inc. +	434,375
20,000	Schering-Plough Corp.	805,000
28,000	Solectron Corp. +	763,000
9,000	United Technologies Corp.	701,190

		3,836,553

	Insurance Agents, Brokers & Service--2.02%
8,000	Marsh & McLennan Cos., Inc.	856,000

	Insurance Carriers--3.09%
16,000	American International Group, Inc.	1,308,800

	Measuring, Analyzing, & Controlling Instruments; Photographic, Medical & Optical Goods--7.13%
17,000	Danaher Corp.	1,078,480
16,000	Medtronic, Inc.	818,880
20,000	Stryker Corp.	1,123,000

		3,020,360

	Miscellaneous Retail--1.05%
30,000	Staples, Inc. +	446,250

	Nondepository Credit Institutions--7.22%
18,500	American Express Co.	811,780
12,925	FNMA	1,030,123
37,000	MBNA Corp.	1,216,560

		3,058,463

	Petroleum Refining & Related Industries--2.81%
14,700	Exxon Mobil Corp.	1,191,433

	Printing, Publishing & Allied Industries--1.87%
12,000	Gannett Co., Inc.	793,680

	Security & Commodity Brokers, Dealers, Exchanges & Services--2.17%
22,000	Franklin Resources, Inc.	918,280

	Semiconductors & Related Devices--1.05%
15,000	Texas Instruments, Inc.	443,250

	Transportation by Air--1.93%
20,000	Fedex Corp. +	818,600

	Water Transportation--1.97%
25,000	Carnival Corp.	833,500

	Wholesale Trade-Durable Goods--2.53%
11,000	Johnson & Johnson	1,070,630

	Wholesale Trade-Nondurable Goods--2.57%
40,000	Sysco Corp.	1,090,400

	TOTAL COMMON STOCK (Cost $29,213,988)	40,700,642

Shares	Security Name	Rate	Maturity	Value
	SHORT-TERM INVESTMENTS--3.85%
1,634,243	Daily Assets Cash Fund	5.28	03/01/01	1,634,243

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,634,243)			1,634,243

	TOTAL INVESTMENTS IN SECURITIES (Cost $30,848,231)*	99.91		42,334,885
	Other Assets and Liabilities, Net	0.09		36,874

	TOTAL NET ASSETS	100.00		$42,371,759

+ Non-income earning securities.

* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$ 14,524,477
Gross Unrealized Depreciation	(3,037,823)

Net Unrealized Appreciation	$11,486,654

The accompanying notes are an integral part of these financial statements.

STRATEVEST LARGE CAP GROWTH FUND

Shares	Security Name	Value
	COMMON STOCK--99.06%
	Building Materials, Hardware, Garden Supply & Mobile Home Dealers--3.28%
41,000	Home Depot, Inc.	$1,742,500

	Business Services--15.32%
41,000	AOL Time Warner, Inc. +	1,805,230
32,850	Automatic Data Processing, Inc.	1,938,150
22,000	Interpublic Group of Cos., Inc.	827,200
22,212	Microsoft Corp. +	1,310,508
113,240	Sun Microsystems, Inc. +	2,250,645

		8,131,733

	Chemicals & Allied Products--19.36%
62,288	Amgen, Inc. +	4,488,629
16,500	Bristol-Myers Squibb Co.	1,046,265
44,000	Elan Corp. PLC ADR +	2,418,240
51,591	Pfizer, Inc.	2,321,595

		10,274,729

	Communications--4.25%
28,060	Verizon Communications	1,388,970
52,150	WorldCom, Inc. +	866,994

		2,255,964

	Depository Institutions--4.08%
14,000	Bank of New York Co., Inc.	724,920
29,333	Citigroup, Inc.	1,442,597

		2,167,517

	Electric, Gas & Sanitary Services--2.49%
31,715	Williams Cos., Inc.	1,322,516

	Electronic & Other Electrical Equipment & Components, Except Computer Equipment--14.41%
23,400	Analog Devices, Inc. +	872,820
18,770	Emerson Electric Co.	1,255,712
38,000	General Electric Co.	1,767,000
57,352	Intel Corp.	1,638,117
699	McDATA Corp. +	12,495
25,300	Nokia Corp., ADR	556,600
26,000	Nortel Networks Corp.	480,740
36,000	Texas Instruments, Inc.	1,063,800

		7,647,284

	Engineering, Accounting, Research, Management & Related Services--2.10%
28,000	Halliburton Co.	1,114,960

	Industrial & Commercial Machinery & Computer Equipment--6.38%
53,720	Cisco Systems, Inc. +	1,272,493
19,000	EMC Corp. +	755,440
13,600	IBM Corp.	1,358,640

		3,386,573

	Insurance Carriers--4.44%
28,791	American International Group, Inc.	2,355,104

	Measuring, Analyzing, & Controlling Instruments; Photographic, Medical & Optical Goods--2.34%
24,300	Medtronic, Inc.	1,243,674

	Miscellaneous Retail--1.61%
57,500	Staples, Inc. +	855,313

	Motion Pictures--3.07%
52,611	Walt Disney Co.	1,628,310

	Nondepository Credit Institutions--2.86%
19,058	FNMA	1,518,923

	Oil & Gas Extraction--3.60%
30,000	Schlumberger Ltd.	1,912,500

	Petroleum Refining & Related Industries--3.51%
23,000	Exxon Mobil Corp.	1,864,150

	Printing, Publishing & Allied Industries--1.62%
17,000	Viacom, Inc.--Class A +	858,330

	Security & Commodity Brokers, Dealers, Exchanges & Services--0.98%
8,000	Morgan Stanley Dean Witter & Co.	521,038

	Wholesale Trade-Durable Goods--3.36%
18,317	Johnson & Johnson	1,782,794

	TOTAL COMMON STOCK (Cost $43,525,732)	52,583,912

Shares	Security Name	Interest Rate	Maturity Date	Value
	SHORT-TERM INVESTMENTS--0.90%
475,454	Daily Assets Cash Fund	5.28	03/01/01	475,454

	TOTAL SHORT-TERM INVESTMENTS (Cost $475,454)			475,454

	TOTAL INVESTMENTS IN SECURITIES (Cost $44,001,186)*	99.96		53,059,366
	Other Assets and Liabilities, Net	0.04		22,130

		100.00		$53,081,496
	TOTAL NET ASSETS

+ Non-income earning securities.

* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$16,966,069
Gross Unrealized Depreciation	(7,907,889)

Net Unrealized Appreciation	$ 9,058,180

The accompanying notes are an integral part of these financial statements.

STRATEVEST LARGE CAP VALUE FUND

Shares	Security Name	Value
	COMMON STOCK--99.56%
	Chemicals & Allied Products--7.75%
85,000	Air Products and Chemicals, Inc.	$3,446,750
80,500	Dow Chemical Co.	2,641,205
35,000	Procter & Gamble Co.	2,467,500

		8,555,455

	Communications--10.07%
60,642	Sprint Corp. (FON Group)	1,355,955
100,049	Tele Danmark A/S ADR	1,620,794
49,980	Telefonica SA +	2,536,485
68,000	Verizon Communications	3,366,000
134,000	WorldCom, Inc. +	2,227,750

		11,106,984

	Depository Institutions--11.12%
70,700	Bank of America Corp.	3,531,465
121,700	BB&T Corp.	4,397,021
66,000	Suntrust Banks, Inc.	4,338,180

		12,266,666

	Electric, Gas & Sanitary Services--4.70%
79,000	Dominion Resources, Inc. +	5,179,240

	Electronic & Other Electrical Equipment & Components, Except Computer Equipment--4.14%
100,000	Intel Corp.	2,856,250
39,250	Tellabs, Inc. +	1,709,828

		4,566,078

	Financial Services--2.24%
60,000	FleetBoston Financial Corp.	2,475,000

	Food & Kindred Products--2.90%
69,500	PepsiCo, Inc.	3,202,560

	Furniture & Fixtures--3.80%
63,000	Johnson Controls, Inc.	4,188,240

	Industrial & Commercial Machinery & Computer Equipment--5.80%
42,000	Baker Hughes, Inc.	1,646,400
108,500	Compaq Computer Corp.	2,191,700
88,660	Hewlett-Packard Co.	2,557,841

		6,395,941

	Insurance Carriers--6.98%
69,900	Ace, Ltd. +	2,558,340
42,000	MGIC Investment Corp.	2,433,900
58,500	St. Paul Cos., Inc.	2,707,965

		7,700,205

	Measuring, Analyzing, & Controlling Instruments; Photographic, Medical & Optical Goods--10.27%
51,900	Baxter International, Inc.	4,779,471
150,300	Becton, Dickinson and Co.	5,407,794
25,250	Eastman Kodak Co.	1,136,250

		11,323,515

	Nondepository Credit Institutions--3.11%
43,000	FNMA	3,427,100

	Oil & Gas Extraction--6.74%
78,000	Enron Corp.	5,343,000
123,000	Repsol SA ADR +	2,092,230

		7,435,230

	Paper & Allied Products--3.73%
57,500	Kimberly-Clark Corp.	4,111,250

	Petroleum Refining & Related Industries--6.84%
58,000	BP Amoco PLC ADR	2,876,800
71,500	Conoco, Inc.--Class B	2,059,200
32,200	Exxon Mobil Corp.	2,609,810

		7,545,810

	Transportation Equipment--9.37%
100,481	Ford Motor Co.	2,794,377
53,000	General Motors Corp.	2,825,960
100,850	Honeywell International, Inc.	4,710,706

		10,331,043

	TOTAL COMMON STOCK (Cost $61,253,167)	109,810,317

Shares	Security Name	Interest Rate	Maturity Date	Value
	SHORT-TERM INVESTMENTS--0.24%
263,863	Forum Daily Assets Cash Fund	5.28	03/01/01	263,863

	TOTAL SHORT-TERM INVESTMENTS (Cost $263,863)			263,863

	TOTAL INVESTMENTS IN SECURITIES (Cost $61,517,030)*	99.80		110,074,180
	Other Assets and Liabilities, Net	0.20		214,694

	TOTAL NET ASSETS	100.00		$110,288,874

+ Non-income earning securities.

* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$50,563,512
Gross Unrealized Depreciation	(2,006,362)

Net Unrealized Appreciation	$48,557,150

The accompanying notes are an integral part of these financial statements.

STRATEVEST SMALL/MID CAP CORE FUND

Shares	Security Name	Value
	COMMON STOCK--97.89%
	Apparel & Other Finished Products Made From Fabrics & Similar Materials--5.22%
41,139	Jones Apparel Group, Inc. +	$1,579,738

	Business Services--10.03%
14,785	3Com Corp. +	134,913
4,330	DoubleClick, Inc. +	58,184
35,385	Electronics for Imaging, Inc. +	864,721
8,000	ISS Group, Inc. +	446,000
8,010	RealNetworks, Inc. +	57,572
16,200	SEI Investments Co.	1,384,341
7,912	Terra Networks SA +	90,493

		3,036,224

	Chemicals & Allied Products--18.37%
23,600	Ecolab, Inc.	990,020
20,880	Elan Corp. PLC ADR +	1,147,565
16,393	Genzyme Corp. +	1,441,559
9,406	Novo Nordisk ADR	935,897
18,866	Watson Pharmaceuticals, Inc. +	1,047,063

		5,562,104

	Communications--2.56%
6,580	United States Cellular Corp. +	390,062
9,140	Western Wireless Corp. +	385,594

		775,656

	Depository Institutions--2.50%
12,700	Commerce Bancorp, Inc.	755,650

	Eating & Drinking Places--4.58%
35,079	The Cheesecake Factory +	1,387,813

	Electric, Gas & Sanitary Services--3.04%
19,600	Dynegy, Inc.	921,200

	Electronic & Other Electrical Equipment & Components, Except Computer Equipment--17.86%
30,620	Amkor Technology, Inc. +	499,489
20,200	Cree Research, Inc. +	424,200
14,250	Gilat Satellite Networks Ltd. +	500,531
18,650	L-3 Communications Holdings, Inc. +	1,528,927
37,083	Molex Inc.	1,346,576
34,500	Semtech Corp. +	864,656
12,375	Tollgrade Communications, Inc. +	242,087

		5,406,466

	Fabricated Metal Products, Except Machinery & Transportation Equipment--2.11%
32,600	NCI Building Systems, Inc. +			638,960

	Home Furniture, Furnishings & Equipment Stores--5.08%
45,400	Linens 'N Things Inc. +			1,536,790

	Industrial & Commercial Machinery & Computer Equipment--1.82%
31,795	Palm, Inc. +			552,438

	Insurance Carriers--4.93%
13,200	Ambac Financial Group, Inc.			744,480
12,100	Radian Group, Inc.			748,385

				1,492,865

	Measuring, Analyzing, & Controlling Instruments; Photographic, Medical & Optical Goods--4.76%
49,200	Fossil, Inc. +			861,000
51,500	Kensey Nash Corp. +			579,375

				1,440,375

	Miscellaneous Manufacturing Industries--4.22%
23,376	Tyco International Ltd.			1,277,499

	Oil & Gas Extraction--10.81%
16,750	Kerr-McGee Corp.			1,082,720
59,850	Ocean Energy, Inc.			1,077,300
23,080	Transocean Sedco Forex, Inc. +			1,110,840

				3,270,860

	TOTAL COMMON STOCK (Cost $22,660,948)			29,634,638

Shares	Security Name	Interest Rate	Maturity Date	Value
	SHORT-TERM INVESTMENTS--2.10%
636,336	Daily Assets Cash Fund	5.28	03/01/01	636,336

	TOTAL SHORT-TERM INVESTMENTS (Cost $636,336)			636,336

	TOTAL INVESTMENTS IN SECURITIES (Cost $23,297,284)*	99.99		30,270,974
	Other Assets and Liabilities, Net	0.01		3,214

	TOTAL NET ASSETS	100.00		$30,274,188

+Non-income earning securities.

*Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$10,082,565
Gross Unrealized Depreciation	(3,108,875)

Net Unrealized Appreciation	$6,973,690

The accompanying notes are an integral part of these financial statements.

STRATEVEST INTERMEDIATE BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
	CORPORATE BONDS & NOTES--75.67%
	Apparel & Accessory Stores--2.03%
$2,950,000	Gap, Inc.	6.90	09/15/07	$2,981,595

	Automotive Repair, Services & Parking--0.68%
500,000	Hertz Corp.	7.00	04/15/01	500,452
500,000	Hertz Corp.	6.38	10/15/05	497,010

				997,462

	Building Materials, Hardware, Garden Supply & Mobile Home Dealers--0.83%
900,000	Lowe's Companies, Inc.	6.38	12/15/05	906,935
303,000	Sherwin-Williams Co.	6.85	02/01/07	311,986

				1,218,921

	Business Services--1.24%
1,000,000	Electronic Date Systems	7.13	10/15/09	1,062,378
750,000	First Data Corp.	6.75	07/15/05	765,490

				1,827,868

	Chemicals & Allied Products--2.41%
500,000	Abbott Laboratories	6.40	12/01/06	520,471
150,000	American Home Products Corp.	6.50	10/15/02	152,691
600,000	Dupont E.I. De Nemours & Co.	6.50	09/01/02	612,507
900,000	Dupont E.I. De Nemours & Co.	6.75	10/15/02	923,701
1,260,000	Eli Lilly & Co.	8.13	12/01/01	1,288,707
45,000	Gillette Co.	6.25	08/15/03	46,190

				3,544,267

	Communications--7.94%
1,000,000	360 Communications Co.	6.65	01/15/08	1,000,324
1,000,000	AT&T Corp.	7.13	01/15/02	1,009,762
250,000	GTE South, Inc.	6.13	06/15/07	250,856
500,000	New York Telephone Co.	6.00	04/15/08	494,060
490,000	Northwestern Bell Telephone	6.00	09/01/01	489,913
800,000	Pacific Bell	7.25	07/01/02	822,320
2,000,000	Pacific Bell	6.25	03/01/05	2,036,012
700,000	Pacific Bell	6.88	08/15/06	732,638
1,500,000	Southern Bell Telephone & Telegraph	6.00	10/01/04	1,506,047
1,200,000	Southern New England Telecommunications	7.00	08/15/05	1,255,111
500,000	Southwest Bell Corp.	5.75	09/01/04	493,573
275,000	Southwestern Bell Capital Corp.	5.88	10/06/03	277,595
1,300,000	US West Communications	6.63	09/15/05	1,303,675

				11,671,886

	Depository Institutions--11.68%
1,000,000	ABN Amro Bank, Chicago	7.55	06/28/06	1,071,158
2,025,000	ABN Amro Bank, North America Finance, Inc.	8.25	08/01/09	2,159,243
275,000	Bank of New York Co., Inc.	7.63	07/15/02	284,177
1,000,000	Bank of New York Co., Inc.	6.63	06/15/03	1,026,291
200,000	Bank One Arizona	6.00	09/15/05	198,691
250,000	BankAmerica Corp.	7.63	06/15/04	263,719
1,000,000	BankBoston NA	6.50	12/19/07	1,003,317
400,000	Bankers Trust New York Co.	6.75	10/03/01	403,724
1,000,000	Chase Manhattan Bank	6.63	08/15/05	1,027,136
1,500,000	Citicorp	7.13	09/01/05	1,566,438
2,000,000	Citigroup, Inc.	6.20	03/15/09	1,980,334
500,000	Commercial Credit Co.	6.50	06/01/05	510,249
1,160,000	Mellon Bank N.A.	7.00	03/15/06	1,213,785
1,000,000	Mercantile Bancorporation	7.30	06/15/07	1,051,026
500,000	National City Corp.	6.63	03/01/04	512,158
655,000	Salomon Smith Barney Holdings	6.63	11/15/03	670,709
500,000	Salomon Smith Barney Holdings	6.38	10/01/04	507,807
500,000	Southtrust Bank	7.00	11/15/08	494,554
1,250,000	Suntrust Banks, Inc.	6.25	06/01/08	1,237,265

				17,181,781

	Eating & Drinking Places--0.35%
500,000	McDonald's Corp.	6.50	08/01/07	518,384

	Electric, Gas & Sanitary Services--6.73%
500,000	Alabama Power Co.	5.49	11/01/05	488,791
1,000,000	Alabama Power Co.	7.13	10/01/07	1,040,270
1,030,000	Carolina Power & Light Co.	5.88	01/15/04	1,028,497
250,000	Carolina Power & Light Co.	7.88	04/15/04	263,368
1,000,000	Carolina Power & Light Co.	6.80	08/15/07	1,025,899
50,000	Carolina Telegraph & Telephone	6.13	05/01/03	50,257
50,000	Consolidated Edison	6.38	04/01/03	50,594
500,000	Consolidated Edison	6.45	12/01/07	500,507
1,300,000	Consolidated Edison	8.13	05/01/10	1,444,000
150,000	Duke Power Corp.	6.25	05/01/04	151,757
250,000	FPL Group Capital, Inc.	6.88	06/01/04	256,925
600,000	Midamerican Energy Co.	6.38	06/15/06	594,745
250,000	Potomac Electric Power Co.	7.60	01/22/02	255,156
1,650,000	Public Service Electric & Gas Co.	6.50	05/01/04	1,671,435
1,050,000	Public Service Electric & Gas Co.	6.75	03/01/06	1,076,647

				9,898,848

	Electronic & Other Electrical Equipment & Components, Except Computer
	Equipment--2.99%
1,000,000	General Electric Capital Corp.	5.50	11/01/01	1,000,841
470,000	General Electric Capital Corp	6.10	05/24/04	471,258
1,020,000	Motorola, Inc.	5.80	10/15/08	891,179
700,000	Northern Telecom Capital	7.40	06/15/06	711,055
1,300,000	Sony Corp.	6.13	03/04/03	1,322,451

				4,396,784

	Engineering, Accounting, Research, Management & Related Services--0.34%
490,000	Halliburton Co.	6.30	08/05/02	496,662

	Food & Kindred Products--1.18%
500,000	Campbell Soup Co.	6.15	12/01/02	506,086
250,000	Coca-Cola Enterprises, Inc.	7.88	02/01/02	256,306
940,000	Pepsico, Inc.	7.05	05/15/06	972,781

				1,735,173

	General Merchandise Stores--3.99%
500,000	Dayton Hudson Corp.	7.25	09/01/04	527,754
1,250,000	Sears Roebuck and Co.	6.25	01/15/04	1,253,433
1,850,000	Wal-Mart Stores, Inc.	6.75	05/15/02	1,882,342
2,150,000	Wal-Mart Stores, Inc.	6.38	03/01/03	2,206,048

				5,869,577

	Industrial & Commercial Machinery & Computer Equipment--3.35%
1,000,000	Baker Hughes, Inc.	6.25	01/15/09	1,004,827
1,800,000	IBM Corp.	7.25	11/01/02	1,858,034
2,000,000	IBM Corp.	6.45	08/01/07	2,058,628

				4,921,489

	Insurance Agents, Brokers & Service--0.21%
300,000	Marsh & McLennan Cos., Inc.	6.63	06/15/04	308,300

	Insurance Carriers--2.66%
500,000	American General Finance	6.38	03/01/03	508,139
1,500,000	CNA Financial Corp.	6.45	01/15/08	1,389,341
500,000	First Colony Corp.	6.63	08/01/03	513,529
1,500,000	International Lease Finance Corp.	6.38	08/01/01	1,507,907

				3,918,916

	Measuring, Analyzing, & Controlling Instruments; Photographic, Medical & Optical Goods--0.71%
1,000,000	Baxter International, Inc.	7.13	02/01/07	1,042,387

	Miscellaneous Manufacturing Industries--0.35%
500,000	Tyco International Ltd.	6.38	01/15/04	511,042

	Motion Pictures--3.26%
1,900,000	Walt Disney Co.	6.38	03/30/01	1,901,645
2,550,000	Walt Disney Co.	6.75	03/30/06	2,695,421
200,000	Walt Disney Co.	5.62	12/01/08	190,063

				4,787,129

	Nondepository Credit Institutions--0.56%
500,000	American Express	8.50	08/15/01	507,702
300,000	Household Finance Corp.	7.20	07/15/06	312,970

				820,672

	Paper & Allied Products--0.36%
500,000	International Paper Co.	7.63	08/01/04	522,854

	Petroleum Refining & Related Industries--0.66%
750,000	Shell Oil Co.	6.70	08/15/02	770,581
200,000	Texaco Capital, Inc.	6.00	06/15/05	203,612

				974,193

	Railroad Transportation--0.10%
150,000	CSX Transportation	6.87	08/15/03	154,343

	Rubber & Miscellaneous Plastics Products--0.35%
500,000	Newell Rubbermaid	6.60	11/15/06	515,188

	Security & Commodity Brokers, Dealers, Exchanges & Services--8.90%
1,000,000	Bear Stearns Cos., Inc.	6.75	05/01/01	1,002,571
500,000	Bear Stearns Cos., Inc.	6.63	01/15/04	508,286
1,000,000	Bear Stearns Cos., Inc.	7.00	03/01/07	1,020,145
1,000,000	Dean Witter Discover & Co.	6.88	03/01/03	1,030,716
1,000,000	Dean Witter Discover & Co.	6.50	11/01/05	1,025,188
500,000	Dean Witter Discover & Co.	6.30	01/15/06	506,155
1,000,000	Goldman Sachs Group, Inc.	7.35	10/01/09	1,051,274
1,500,000	Lehman Brothers Holdings, Inc.	8.50	08/01/15	1,668,752
250,000	Merrill Lynch & Co., Inc.	7.38	08/17/02	257,636
3,950,000	Merrill Lynch & Co., Inc.	6.55	08/01/04	4,061,319
660,000	Paine Webber Group Inc.	7.39	10/16/17	700,806
250,000	Transamerica Financial Corp.	7.50	03/15/04	260,194

				13,093,042

	Stone, Clay, Glass & Concrete Products--0.10%
150,000	CSR America, Inc.	6.88	07/21/05	151,605

	Tobacco Products--0.95%
1,400,000	General Foods Corp.	6.00	06/15/01	1,396,466

	Transportation Equipment--10.76%
1,000,000	Boeing Co.	6.35	06/15/03	1,031,434
1,000,000	Daimler Chrysler	7.40	01/20/05	1,014,441
1,300,000	Ford Motor Co.	7.25	10/01/08	1,332,774
1,000,000	Ford Motor Credit Co.	6.50	02/28/02	1,012,149
250,000	Ford Motor Credit Co.	7.50	01/15/03	257,463
1,000,000	Ford Motor Credit Co.	6.13	01/09/06	982,661
150,000	General Motors Corp.	7.00	06/15/03	154,726
1,000,000	General Motors Corp.	6.25	05/01/05	1,002,050
1,995,000	General Motors Corp.	7.10	03/15/06	2,055,293
2,000,000	General Motors Corp.	7.20	01/15/11	2,048,496
975,000	GMAC	6.75	06/10/02	991,462
200,000	GMAC	7.00	09/15/02	204,560
500,000	GMAC	6.63	10/01/02	508,650
500,000	GMAC	7.13	05/01/03	512,612
1,000,000	GMAC	6.63	10/15/05	1,009,638
1,675,000	USL Capital Corp.	6.63	05/15/03	1,704,057

				15,822,466

	TOTAL CORPORATE BONDS & NOTES (Cost $108,896,122)			111,279,300

	FOREIGN BONDS--0.21%
300,000	Province of Ontario Global Bond	8.00	10/17/01	305,283

	TOTAL FOREIGN BONDS (Cost $304,982)			305,283

	U.S. GOVERNMENT AGENCY SECURITIES--11.82%
	Federal Home Loan Bank--4.84%
2,000,000	FHLB	5.56	09/24/01	2,007,922
200,000	FHLB	5.30	01/25/02	201,019
500,000	FHLB	5.28	11/20/02	500,141
400,000	FHLB	6.27	06/07/06	406,005
2,000,000	FHLB	6.17	04/17/08	2,011,622
2,000,000	FHLB	6.30	09/18/08	2,000,976

				7,127,685

	Federal Home Loan Mortgage Corporation--1.49%
750,000	FHLMC	6.77	03/15/06	750,518
500,000	FHLMC	6.39	05/17/06	501,046
900,000	FHLMC	7.21	03/19/07	920,963
2,742	FHLMC # 188139	9.50	09/01/09	2,855
10,724	FHLMC # 502128	9.00	10/01/04	11,096

				2,186,478

	Federal National Mortgage Association--3.57%
750,000	FNMA	7.50	02/11/02	769,136
1,500,000	FNMA	5.75	04/15/03	1,527,171
760,000	FNMA	6.00	08/19/04	760,673
800,000	FNMA	7.00	06/25/07	822,122
450,000	FNMA	6.40	12/26/07	458,990
250,000	FNMA	6.47	02/22/08	250,374
650,000	FNMA	6.36	08/14/08	650,957
7,985	FNMA # 1998-18, Class B	9.40	07/25/03	8,103

				5,247,526

	Government National Mortgage Association--1.92%
1,872	GNMA	11.00	12/15/09	2,063
30,869	GNMA # 150807	9.50	04/15/16	33,313
506,922	GNMA # 400138	6.50	04/15/28	506,471
21,741	GNMA # 406467	6.50	03/15/26	21,767
855,029	GNMA # 463821	6.50	04/15/28	854,269
838,668	GNMA # 463822	6.50	04/15/28	837,922
567,098	GNMA # 468812	6.50	04/15/28	566,594

				2,822,399

	TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $17,328,500)			17,384,088

	U.S. TREASURY SECURITIES--7.18%
	U.S. Treasury Notes--7.18%
50,000	U.S. Treasury Notes	5.25	05/31/01	50,059
1,000,000	U.S. Treasury Notes	6.50	08/15/05	1,071,295
9,000,000	U.S. Treasury Notes	5.88	11/15/05	9,440,892

	TOTAL U.S. TREASURY SECURITIES (Cost $10,410,052)			10,562,246

	SHORT-TERM INVESTMENTS--3.87%
3,622,900	Daily Assets Cash Fund	5.28		3,622,900
2,071,144	Daily Assets Government Obligations Fund	5.19		2,071,144

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,694,044)			5,694,044

	TOTAL INVESTMENTS IN SECURITIES (Cost $142,633,700)*	98.75		145,224,961
	Other Assets and Liabilities, Net 1.25%			1,835,989

	TOTAL NET ASSETS	100.00		$147,060,950

* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,911,569
Gross Unrealized Depreciation	(320,308)

Net Unrealized Appreciation	$2,591,261

The accompanying notes are an integral part of these financial statements.

STRATEVEST VERMONT MUNICIPAL BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
	MUNICIPAL BONDS--99.24%
	Delaware--0.02%
$15,000	Delaware State Housing Authority SFH RV, Residential Mortgage, Series A, FHA/VA insured	9.38	06/01/12	$15,074

	Louisiana--0.75%
184,000	Jefferson Parish, LA, Home Mortgage Authority, SFH RV, FGIC insured	7.10	08/01/10	220,489
220,000	Lafayette, LA, Public Transportation Financing Authority, SFH RV, FHA insured	7.20	04/01/10	247,434
205,000	Monroe-West Monroe, LA, Public Transportation Financing Authority, SFH RV, Central Bank, LOC	7.20	08/01/10	232,095

				700,018

	Puerto Rico--7.04%
160,000	Puerto Rico Commonwealth	6.00	07/01/01	161,539
2,000,000	Puerto Rico Commonwealth	5.50	07/01/09	2,210,140
1,000,000	Puerto Rico Commonwealth	6.25	07/01/10	1,047,030
500,000	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Utility RV, MBIA insured	4.40	07/01/02	507,240
760,000	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Utility RV, MBIA insured	4.50	07/01/03	778,377
140,000	Puerto Rico, Housing Finance Corp., SFM RV, Remarketed 10/10/91, GNMA insured	6.75	10/15/13	143,692
75,000	Puerto Rico, Housing Finance Corp., SFM RV, Series A, GNMA insured	6.40	02/01/06	76,835
85,000	Puerto Rico, Housing Finance Corp., SFM RV, Series A, GNMA insured	6.00	02/01/09	87,849
200,000	Puerto Rico, Housing Finance Corp., SFM RV, Series A, GNMA insured	6.35	08/01/05	205,132
500,000	Puerto Rico, Municipal Finance Agency, GO Bonds, Series A, Banco Popular de Puerto Rico, LOC	5.88	07/01/08	526,815
500,000	Puerto Rico, Telephone Authority, Utility RV, Series M, Chase Manhattan Bank, LOC	5.00	01/01/02	507,665
300,000	University of Puerto Rico RV, Series N, MBIA insured	4 .90	06/01/03	309,588

				6,561,902

	Vermont--91.37%
360,000	Burlington, VT, Electric RV, Series A, MBIA insured	5.10	07/01/01	362,138
300,000	Burlington, VT, Electric RV, Series A, MBIA insured	4.80	07/01/02	305,154
1,000,000	Burlington, VT, Electric RV, Series A, MBIA insured	4.90	07/01/03	1,028,100
500,000	Burlington, VT, Electric RV, Series A, MBIA insured	5.00	07/01/04	519,675
65,000	Burlington, VT, GO Bonds	4.60	05/01/01	65,144
600,000	Burlington, VT, GO Bonds	3.55	05/01/02	601,326
225,000	Burlington, VT, GO Bonds	3.75	05/01/03	225,808
415,000	Burlington, VT, GO Bonds, Series A	5.00	12/01/04	434,115
800,000	Burlington, VT, GO Bonds, Series A	5.10	12/01/05	845,728
785,000	Burlington, VT, GO Bonds, Series A	5.20	12/01/06	829,753
200,000	Burlington, VT, GO Bonds, Series A, Shawmut Bank, LOC	4.30	11/01/01	201,350
20,000	Burlington, VT, GO Bonds, Series B, Bank of Boston, LOC	4.70	11/01/01	20,188
20,000	Burlington, VT, GO Bonds, Series B, Bank of Boston, LOC	4.80	11/01/02	20,173
20,000	Burlington, VT, GO Bonds, Series B, Bank of Boston, LOC	4.90	11/01/03	20,174
400,000	Burlington, VT, Waterworks System, Utility RV, Series A, FGIC insured	4.50	07/01/04	409,764
300,000	Burlington, VT, Waterworks System, Utility RV, Series A, FGIC insured	4.65	07/01/06	310,521
150,000	Burlington, VT, Waterworks System, Utility RV, Series A, FGIC insured	4.75	07/01/07	156,111
300,000	Burlington, VT, Waterworks System, Utility RV, Series A, FGIC insured	4.80	07/01/08	311,352
95,000	Champlain Valley, VT, Union SD # 15, GO Bonds	5.00	06/01/08	95,968
145,000	Champlain Valley, VT, Union SD # 15, GO Bonds	5.13	06/01/12	146,060
175,000	Chittenden, VT, Solid Waste District, Utility RV, Vermont National Bank, LOC	6.00	01/01/03	181,412
90,000	Fair Haven, VT, Union SD, GO Bonds, AMBAC insured	4.75	12/01/02	91,855
90,000	Fair Haven, VT, Union SD, GO Bonds, AMBAC insured	4.85	12/01/03	92,769
90,000	Fair Haven, VT, Union SD, GO Bonds, AMBAC insured	4.95	12/01/04	93,764
90,000	Fair Haven, VT, Union SD, GO Bonds, AMBAC insured	5.00	12/01/05	94,476
90,000	Fair Haven, VT, Union SD, GO Bonds, AMBAC insured	5.05	12/01/06	94,271
4,650,000	Marlboro College Municipal	5.25	04/01/19	4,603,500
135,000	Norwich, VT, SD, GO Bonds, ABMAC insured	4.25	07/15/02	136,480
25,000	Norwich, VT, SD, GO Bonds, ABMAC insured	4.50	07/15/09	25,622
115,000	Oawkett/Rupert, VT, Union Elementary SD # 47, Education Facilities RV, MBIA insured	4.75	11/01/01	116,057
75,000	Oawkett/Rupert, VT, Union Elementary SD # 47, Education Facilities RV, MBIA insured	4.75	11/01/02	76,482
70,000	Oawkett/Rupert, VT, Union Elementary SD # 47, Education Facilities RV, MBIA insured	5.00	11/01/03	72,357
120,000	Oawkett/Rupert, VT, Union Elementary SD # 47, Education Facilities RV, MBIA insured	5.00	11/01/04	125,119
150,000	Rutland, VT, Capital Improvement Series B	4.45	07/15/01	150,636
100,000	Rutland, VT, GO Bonds, Series A, Fleet Bank, LOC	4.10	09/01/02	100,881
100,000	Rutland, VT, GO Bonds, Series A, Fleet Bank, LOC	4.10	09/01/03	101,129
465,000	Rutland, VT, GO Bonds, Series B, Educational Facilities RV, AMBAC insured	4.55	07/15/02	471,696
30,000	Shelburne, VT, SD, GO Bonds	5.00	06/01/08	30,306
145,000	Shelburne, VT, SD, GO Bonds	5.10	06/01/10	146,351
120,000	Shelburne, VT, SD, GO Bonds	5.13	06/01/11	121,024
135,000	Shelburne, VT, SD, GO Bonds	5.13	06/01/12	135,987
510,000	St. Johnsbury, VT, SD, GO Bonds, AMBAC insured	4.50	09/01/04	523,729
500,000	St. Johnsbury, VT, SD, GO Bonds, AMBAC insured	4.50	09/01/05	514,895
520,000	St. Johnsbury, VT, SD, GO Bonds, AMBAC insured	4.55	09/01/06	537,259
515,000	St. Johnsbury, VT, SD, GO Bonds, AMBAC insured	4.65	09/01/07	534,761
520,000	St. Johnsbury, VT, SD, GO Bonds, AMBAC insured	4.80	09/01/08	544,861
40,000	University of Vermont & State Agriculture College, MBIA insured	3.75	10/01/02	40,131
2,428,750	Vermont Economic Development Authority, Industrial Development RV Vermont Tubbs Issue, Series A	6.18	04/01/19	2,416,606
130,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Champlain College Project, Series A, Merchants Bank, LOC	5.20	10/01/01	130,506
205,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michael's College Project, AMBAC insured	6.65	10/01/01	208,891
50,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Champlain College Project, Series A, Merchants Bank, LOC	5.40	10/01/02	50,565
310,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michael's College Project, United Counties Trust, LOC	6.80	10/01/02	325,829
90,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Champlain College Project, Series A, Merchants Bank, LOC	5.60	10/01/04	92,360
20,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michael's College Project	5.75	10/01/04	21,377
100,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michael's College Project	5.90	10/01/06	109,138
500,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michael's College Project, AMBAC insured	4.13	10/01/07	501,415
585,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michael's College Project, AMBAC insured	4.13	10/01/08	582,719
1,190,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, St. Michael's College Project	6.50	10/01/14	1,322,554
10,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Landmark College Project, Series A, Remarketed 11/1/94, Vermont National Bank, LOC	6.10	11/01/01	10,097
85,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Landmark College Project, Series A, Remarketed 11/1/94, Vermont National Bank, LOC	6.15	11/01/02	86,895
70,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Landmark College Project, Series A, Remarketed 11/1/94, Vermont National Bank, LOC	6.20	11/01/03	72,383
350,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project	5.55	11/01/03	367,010
260,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project	5.80	11/01/05	277,553
160,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project	5.90	11/01/06	170,808
150,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project	6.00	11/01/07	161,102
190,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Landmark College Project, Series A, Remarketed 11/1/94, Vermont National Bank, LOC	7.15	11/01/14	202,669
488,000	Vermont Educational & Health Buildings Financing Agency, Educational Facilities RV, Middlebury College Project, Series A	4.40	11/01/27	489,210
510,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Central Vermont Hospital & Nursing Project, Series P	4.13	11/15/02	514,095
430,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Central Vermont Hospital & Nursing Project, Series P, AMBAC insured	4.25	11/15/03	435,311
555,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Central Vermont Hospital & Nursing Project, Series P, AMBAC insured	4.38	11/15/04	564,868
60,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Central Vermont Hospital & Nursing Project, Series P, AMBAC insured	4.40	11/15/05	61,109
605,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Central Vermont Hospital & Nursing Project, Series P, AMBAC insured	4.50	11/15/06	617,953
200,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Central Vermont Hospital & Nursing Project, Series P, AMBAC insured	4.63	11/15/07	204,976
65,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Fletcher Allen Health Project, Series A, AMBAC insured	5.30	12/01/08	69,400
55,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Fletcher Allen Health Project, Series A, AMBAC, LOC	5.30	12/01/09	58,706
220,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Rutland Regional Medical Center Project, Series A, MBIA insured	4.75	04/01/01	220,262
245,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Rutland Regional Medical Center Project, Series A, MBIA insured	4.90	04/01/02	248,805
210,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Rutland Regional Medical Center Project, Series A, MBIA insured	5.00	04/01/03	212,741
400,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Rutland Regional Medical Center Project, Series A, MBIA insured	5.05	04/01/04	405,048
500,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Rutland Regional Medical Center Project, Series A, MBIA insured	5.20	04/01/06	505,925
350,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Rutland Regional Medical Center Project, Series A, MBIA insured	5.25	04/01/07	353,885
375,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Rutland Regional Medical Center Project, Series A, MBIA insured	5.30	04/01/08	378,960
90,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Medical Center Hospital of Vermont Project, FGIC insured	5.30	09/01/01	90,875
295,000	Vermont Educational & Health Buildings Financing Agency, Health Care RV, Medical Center Hospital of Vermont Project, FGIC insured	5.50	09/01/02	303,440
1,000,000	Vermont Educational & Health Buildings Financing Agency, Middlebury College Project	5.00	11/01/01	1,011,110
285,000	Vermont Educational & Health Buildings Financing Agency, Middlebury College Project	5.00	11/01/02	291,812
770,000	Vermont Educational & Health Buildings Financing Agency, Middlebury College Project	5.30	11/01/08	827,534
165,000	Vermont Educational & Health Buildings Financing Agency, St. Michael's College Project	5.00	04/01/01	165,234
370,000	Vermont Educational & Health Buildings Financing Agency, St. Michael's College Project	5.10	04/01/02	376,575
410,000	Vermont Educational & Health Buildings Financing Agency, St. Michael's College Project	5.20	04/01/03	422,964
130,000	Vermont Educational & Health Buildings Financing Agency, St. Michael's College Project	5.30	04/01/04	136,078
140,000	Vermont Educational & Health Buildings Financing Agency, St. Michael's College Project	5.40	04/01/05	148,491
305,000	Vermont Educational & Health Buildings Finance Agency RV	5.15	04/01/05	308,813
1,250,000	Vermont Educational & Health Buildings Financing Agency RV Marlboro College Project, Series A 1999	5.50	12/31/01	1,250,000
2,092,288	Vermont Educational & Health Country Hospital, Health Care RV	5.85	11/01/05	2,113,211
1,630,000	Vermont Educational & Health, Health RV, North Country Project	6.03	10/01/11	1,621,850
1,588,753	Vermont Education & Health, North Country Project	5.15	10/01/06	1,572,866
725,000	Vermont Housing Finance Agency	5.10	03/31/01	717,750
1,100,000	Vermont Housing Finance Agency	4.75	12/31/01	1,089,000
550,000	Vermont Housing Finance Agency, Anderson II Housing Limited	5.10	08/01/01	544,500
850,000	Vermont Housing Finance Agency, Ben South Project	5.25	06/30/02	841,500
900,000	Vermont Housing Finance Agency, GO Crystal Lake Housing Limited	4.75	03/30/01	882,000
150,000	Vermont Housing Finance Agency, Home Mortgage Purchase, Series A	7.75	06/15/16	153,443
370,000	Vermont Housing Finance Agency, Home Mortgage Purchase, Series B, FHA insured	7.40	12/01/05	376,135
335,000	Vermont Housing Finance Agency, MFH RV, Series A, HUD Sec 8, LOC	5.15	02/15/02	339,610
465,000	Vermont Housing Finance Agency, MFH RV, Series A, HUD Sec 8, LOC	5.25	02/15/03	476,132
20,000	Vermont Housing Finance Agency, MFH RV, Series A, HUD Sec 8, LOC	4.00	02/15/04	19,961
150,000	Vermont Housing Finance Agency, MFH RV, Series A, HUD Sec 8, LOC	4.15	02/15/05	149,661
170,000	Vermont Housing Finance Agency, MFH RV, Series A, HUD Sec 8, LOC	4.25	02/15/06	169,546
220,000	Vermont Housing Finance Agency, MFH RV, Series A, HUD Sec 8, LOC	4.35	02/15/07	219,287
205,000	Vermont Housing Finance Agency, MFH RV, Series A, HUD Sec 8, LOC	4.45	02/15/08	204,293
130,000	Vermont Housing Finance Agency, MFH RV, Series A, HUD Sec 8, LOC	4.55	02/15/09	129,466
25,000	Vermont Housing Finance Agency, SFH RV, Series 1, Remarketed 7/1/92	6.25	11/01/03	25,536
5,000	Vermont Housing Finance Agency, SFH RV, Series 2, Remarketed 2/1/93	5.85	11/01/01	5,032
20,000	Vermont Housing Finance Agency, SFH RV, Series 2, Remarketed 2/1/93	6.00	05/01/02	20,197
125,000	Vermont Housing Finance Agency, SFH RV, Series 4, FHA, LOC	5.70	11/01/01	125,721
180,000	Vermont Housing Finance Agency, SFH RV, Series 4, FHA, LOC	5.80	11/01/02	182,349
165,000	Vermont Housing Finance Agency, SFH RV, Series 4, FHA, LOC	5.70	05/01/01	165,226
80,000	Vermont Housing Finance Agency, SFH RV, Series 4, FHA, LOC	5.90	05/01/03	81,149
160,000	Vermont Housing Finance Agency, SFH RV, Series 5	5.80	11/01/03	162,918
115,000	Vermont Housing Finance Agency, SFH RV, Series 5	5.90	11/01/04	117,244
170,000	Vermont Housing Finance Agency, SFH RV, Series 5	6.88	11/01/16	177,793
240,000	Vermont Housing Finance Agency, SFH RV, Series 5	5.80	05/01/03	243,502
95,000	Vermont Housing Finance Agency, SFH RV, Series 5	5.90	05/01/04	96,621
180,000	Vermont Housing Finance Agency, SFH RV, Series 9, MBIA insured	5.00	05/01/05	186,008
65,000	Vermont Housing Finance Agency, SFH RV, Series 9, MBIA insured	5.10	05/01/06	67,636
35,000	Vermont Housing Finance Agency, SFH RV, Series 9, Remarketed 8/26/98, MBIA insured	4.00	11/01/02	35,230
85,000	Vermont Housing Finance Agency, SFH RV, Series 9, Remarketed 8/26/98, MBIA insured	4.10	11/01/03	85,471
120,000	Vermont Housing Finance Agency, SFH RV, Series 9, Remarketed 8/26/98, MBIA insured	4.15	11/01/04	120,677
90,000	Vermont Housing Finance Agency, SFH RV, Series 9, Remarketed 8/26/98, MBIA insured	4.45	11/01/07	90,646
35,000	Vermont Housing Finance Agency, SFH RV, Series 9, Remarketed 8/26/98, MBIA insured	4.10	05/01/03	35,159
105,000	Vermont Housing Finance Agency, SFH RV, Series 9, Remarketed 8/26/98, MBIA insured	4.25	05/01/05	105,513
85,000	Vermont Housing Finance Agency, SFH RV, Series 9, Remarketed 8/26/98, MBIA insured	4.35	05/01/06	85,513
65,000	Vermont Housing Finance Agency, SFH RV, Series 9, Remarketed 8/26/98, MBIA insured	4.45	05/01/07	65,436
110,000	Vermont Housing Finance Agency, SFH RV, Series 9, Remarketed 8/26/98, MBIA insured	4.55	05/01/08	110,932
100,000	Vermont Housing Finance Agency, SFH RV, Series 11A, FSA insured	4.15	11/01/01	100,438
135,000	Vermont Housing Finance Agency, SFH RV, Series 11A, FSA insured	4.30	11/01/02	136,706
180,000	Vermont Housing Finance Agency, SFH RV, Series 11A, FSA insured	4.45	11/01/03	182,914
295,000	Vermont Housing Finance Agency, SFH RV, Series 11A, FSA insured	4.60	11/01/04	301,809
280,000	Vermont Housing Finance Agency, SFH RV, Series 11A, FSA insured	4.70	11/01/05	287,594
400,000	Vermont Housing Finance Agency, SFH RV, Series 11A, FSA insured	4.85	11/01/06	413,844
300,000	Vermont Housing Finance Agency, SFH RV, Series 11A, FSA insured	4.95	11/01/07	311,793
400,000	Vermont Housing Finance Agency, SFH RV, Series 11A, FSA insured	5.05	11/01/08	419,040
530,000	Vermont Housing Finance Agency, SFH RV, Series 11A, FSA insured	5.15	11/01/09	557,359
350,000	Vermont Housing Finance Agency, SFH RV, Series 12B, FSA insured	5.50	11/01/08	367,843
445,000	Vermont Housing Finance Agency, SFH RV, Series 12B, FSA insured	5.60	11/01/09	469,858
500,000	Vermont Municipal Bond Bank, Series 1, AMBAC insured	5.00	12/01/02	512,440
100,000	Vermont Municipal Bond Bank, Series 1, AMBAC insured	4.75	12/01/03	102,923
30,000	Vermont Municipal Bond Bank, Series 1, AMBAC insured	5.10	12/01/04	31,433
1,500,000	Vermont Municipal Bond Bank, Series 1, FSA insured	4.30	12/01/06	1,528,665
1,000,000	Vermont Municipal Bond Bank, Series 1, FSA insured	4.40	12/01/07	1,021,940
70,000	Vermont Municipal Bond Bank, Series 1, Government of Bond Bank, LOC	5.60	12/01/01	71,156
250,000	Vermont Municipal Bond Bank, Series 1, Government of Bond Bank, LOC	5.80	12/01/03	264,500
235,000	Vermont Municipal Bond Bank, Series 1, Government of Bond Bank, LOC	5.60	12/01/03	246,057
80,000	Vermont Municipal Bond Bank, Series 1, Government of Bond Bank, LOC	5.70	12/01/04	85,026
860,000	Vermont Municipal Bond Bank, Series 1, MBIA insured	4.60	12/01/07	888,956
100,000	Vermont Municipal Bond Bank, Series 1, MBIA insured	4.80	12/01/08	104,437
340,000	Vermont Municipal Bond Bank, Series 1, MBIA insured	4.80	12/01/09	354,168
750,000	Vermont Municipal Bond Bank Series 2	6.00	12/01/04	808,733
1,000,000	Vermont Municipal Bond Bank, Series 2, AMBAC insured	4.63	12/01/02	1,018,550
500,000	Vermont Municipal Bond Bank, Series 2, AMBAC insured	5.20	12/01/07	533,450
165,000	Vermont Municipal Bond Bank, Series 2, FSA insured	4.30	12/01/06	168,153
665,000	Vermont Municipal Bond Bank, Series 2, FSA insured	4.40	12/01/07	679,590
250,000	Vermont Municipal Bond Bank, Series 2, Government of Bond Bank, LOC	5.60	12/01/01	254,063
285,000	Vermont Municipal Bond Bank, Series 2, Government of Bond Bank, LOC	5.70	12/01/02	294,787
180,000	Vermont Municipal Bond Bank, Series A, Government of Bond Bank, LOC	5.80	12/01/03	189,383
900,000	Vermont Public Power Supply Authority RV, Power RV, McNeil Project, Series D, AMBAC insured	4.35	07/01/03	914,076
100,000	Vermont Public Power Supply Authority RV, Power RV, McNeil Project, Series D, AMBAC insured	4.40	07/01/04	102,035
1,000,000	Vermont Public Power Supply Authority RV, Power RV, McNeil Project, Series D, AMBAC insured	4.50	07/01/05	1,025,510
170,000	Vermont Public Power Supply Authority RV, Power RV, McNeil Project, Series D, AMBAC insured	5.00	07/01/15	169,998
260,000	Vermont State, Certificate of Participation	6.20	07/01/03	267,623
1,000,000	Vermont State, GO Bonds, Series A	4.50	01/15/02	1,010,490
70,000	Vermont State, GO Bonds, Series A	5.90	01/15/02	71,577
500,000	Vermont State, GO Bonds, Series A	4.50	01/15/03	508,415
350,000	Vermont State, GO Bonds, Series A	6.00	01/15/03	365,351
2,000,000	Vermont State, GO Bonds, Series A	5.00	01/15/04	2,072,840
1,065,000	Vermont State, GO Bonds, Series A	5.00	01/15/05	1,112,420
500,000	Vermont State, GO Bonds, Series A	4.40	01/15/07	511,555
1,600,000	Vermont State, GO Bonds, Series A	5.00	01/15/08	1,689,920
1,300,000	Vermont State, GO Bonds, Series A	5.00	01/15/10	1,357,187
250,000	Vermont State, GO Bonds, Series A	4.30	02/01/03	253,380
50,000	Vermont State, GO Bonds, Series A, Fleet Trust Company, LOC	4.50	02/01/05	51,347
200,000	Vermont State, GO Bonds, Series B	5.40	08/01/02	205,366
1,100,000	Vermont State, GO Bonds, Series B	4.30	10/15/04	1,123,881
1,250,000	Vermont State, GO Bonds, Series B	4.60	10/15/07	1,283,763
1,000,000	Vermont State, GO Bonds, Series B, Fleet Trust Company, LOC	5.30	08/01/01	1,008,430
2,750,000	Vermont State, GO Bonds, Series B, Fleet Trust Company, LOC	4.75	10/15/09	2,818,145
1,110,000	Vermont State, Student Assistance Corp. Educational Loan RV, Educational Facilities RV, Financing Project, Series A-3, FSA insured	6.05	06/15/01	1,116,505
240,000	Vermont State, Student Assistance Corp. Educational Loan RV, Educational Facilities RV, Financing Project, Series A-3, FSA insured	6.05	12/15/01	243,794
300,000	Vermont State, Student Assistance Corp. Educational Loan RV, Educational Facilities RV, Financing Project, Series A-3, FSA insured	6.15	06/15/02	307,533
350,000	Vermont State, Student Assistance Corp. Educational Loan RV, Educational Facilities RV, Financing Project, Series A-3, FSA insured	6.15	12/15/02	361,449
155,000	Vermont State, Student Assistance Corp. Educational Loan RV, Educational Facilities RV, Financing Project, Series A-3, FSA insured	6.25	12/15/03	161,615
500,000	Vermont State, Student Assistance Corp. Educational Loan RV, Educational Facilities RV, Financing Project, Series A-3, FSA insured	6.40	06/15/04	521,225
135,000	Vermont State, Student Assistance Corp. Educational Loan RV, Educational Facilities RV, Financing Project, Series A-3, FSA insured	6.40	12/15/04	140,731
150,000	Vermont State, Student Assistance Corp Educational Loan RV, Educational Facilities RV, Financing Project, Series A-3, FSA insured	6.50	06/15/05	156,461
300,000	Vermont State, Student Assistance Corp Educational Loan RV, Educational Facilities RV, Financing Project, Series B, FSA insured	6.13	06/15/04	314,268
315,000	Vermont State, Student Assistance Corp. Educational Loan RV, Educational Facilities RV, Financing Project, Series B, FSA insured	6.13	12/15/04	329,701
480,000	Vermont State, Student Assistance Corp. Educational Loan RV, Educational Facilities RV, Financing Project, Series B, FSA insured	6.25	12/15/05	502,488
1,095,000	Vermont State, Student Assistance Corp Educational Loan RV, Educational Facilities RV, Financing Project, Series B, FSA Insured	6.35	06/15/06	1,145,885
120,000	Vermont State, Student Assistance Corp. Educational Loan RV, Educational Facilities RV, Financing Project, Series D, FSA insured	5.30	12/15/03	123,601
160,000	Vermont State, Student Assistance Corp. Educational Loan RV, Educational Facilities RV, Financing Project, Series D, FSA insured	5.40	12/15/04	166,435
400,000	Vermont State, Student Assistance Corp. Educational Loan RV, Educational Facilities RV, Financing Project, Series D, FSA insured	5.60	12/15/06	419,384

				85,104,781

	Wisconsin--0.06%
50,000	Kenosha, WI, GO Bonds, Series B, AMBAC insured	5.35	12/01/03	52,148

	TOTAL MUNICIPAL BONDS (Cost $90,282,865)			92,433,923

	SHORT-TERM INVESTMENTS--0.04%
45,413	Deutsche Tax Free Money Fund (Cost $45,413)	2.73	03/01/01	45,413

	TOTAL INVESTMENTS IN SECURITIES (Cost $90,328,278)*	99.28		92,479,336

	Other Assets and Liabilities, Net	0.72		666,139

	TOTAL NET ASSETS	100.00		$93,145,475

*Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$2,295,118
Gross Unrealized Depreciation	(144,060)

Net Unrealized Appreciation	$2,151,058

The accompanying notes are an integral part of these financial statements.

Notes to Portfolios of Investments

Stratevest Funds
February 28, 2001 (unaudited)

The following abbreviations are used in these portfolios:

ADR	--American Depository Receipts
AMBAC	--American Municipal Bond Assurance Corporation
FGIC	--Financial Guaranty Insurance Corporation
FHA	--Federal Housing Authority
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance, Incorporated
GNMA	--Government National Mortgage Association
GO	--General Obligation
HUD	--Housing and Urban Development
LOC	--Letter of Credit
MBIA	--Municipal Bond Insurance Association
MFH	--Multi-Family Housing
RV	--Revenue Bonds
SD	--School District
SFH	--Single Family Housing
SFM	--Single Family Mortgage
VA	--Veterans Administration

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

Stratevest Funds
February 28, 2001 (unaudited)

	Stratevest Large Cap Core Fund	Stratevest Large Cap Growth Fund	Stratevest Large Cap Value Fund
Assets
Investments (Note 2):
Total investments, at value (Cost $30,848,231, $44,001,186, $61,517,030, $23,297,284, $142,633,700, and $90,328,278, respectively)	$42,334,885	$53,059,366	$110,074,180
Cash	--	--	--
Interest, dividends and other receivables	34,618	48,141	309,028
Receivable for fund shares sold	53,511	53,470	28,436
Prepaid Expenses	--	--	--

Total Assets	42,423,014	53,160,977	110,411,644

Liabilities
Dividends payable	--	--	--
Payable for fund shares redeemed	--	25,000	15,570
Payable to Transfer Agent (Note 3)	--	--	--
Payable to Custodian (Note 3)	1,252	988	1,473
Payable to Shareholder Service (Note 3)	7,183	8,740	17,589
Payable to Accountant (Note 3)	50	--	313
Payable to Administrator (Note 3)	5,068	6,555	13,192
Payable to Investment Adviser (Note 3)	25,344	32,776	65,960
Accrued expenses and other liabilities	12,358	5,422	8,673

Total Liabilities	51,255	79,481	122,770

Net Assets	$42,371,759	$53,081,496	$110,288,874

Components of Net Assets
Paid-in capital	$30,085,495	$42,491,028	$57,525,775
Undistributed net investment income (loss)	(22,325)	(114,982)	180,304
Unrealized appreciation (depreciation) on investments	11,486,654	9,058,180	48,557,150
Accumulated net realized gain (loss)	821,935	1,647,270	4,025,645

Net Assets	$42,371,759	$53,081,496	$110,288,874

Shares of Beneficial Interest	4,375,532	6,889,549	11,107,333

Net Asset Value, and Redemption Price Per Share	$9.68	$7.70	$9.93

Offering Price Per Share (NAV (1-Maximum Sales Load))	$10.24	$8.15	$10.51

Maximum Sales Load	5.50%	5.50%	5.50%

	Stratevest Small/Mid Cap Core Fund	Stratevest Intermediate Bond Fund	Stratevest Vermont Municipal Bond Fund
Assets
Investments (Note 2):
Total investments, at value (Cost $30,848,231, $44,001,186, $61,517,030, $23,297,284, $142,633,700, and $90,328,278, respectively)	$30,270,974	$145,224,961	$92,479,336
Cash	--	15	275
Interest, dividends and other receivables	11,088	2,513,979	1,092,252
Receivable for fund shares sold	47,966	83,118	--
Prepaid Expenses	--	--	357

Total Assets	30,330,028	147,822,073	93,572,220

Liabilities
Dividends payable	--	525,613	281,680
Payable for fund shares redeemed	27,445	118,348	68,147
Payable to Transfer Agent (Note 3)	--	--	3,000
Payable to Custodian (Note 3)	774	1,862	1,279
Payable to Shareholder Service (Note 3)	4,883	22,529	14,511
Payable to Accountant (Note 3)	42	410	71
Payable to Administrator (Note 3)	3,662	16,897	10,883
Payable to Investment Adviser (Note 3)	18,312	67,587	36,277
Accrued expenses and other liabilities	722	7,877	10,897

Total Liabilities	55,840	761,123	426,745

Net Assets	$30,274,188	$147,060,950	$93,145,475

Components of Net Assets
Paid-in capital	$22,117,983	$146,345,781	$91,067,105
Undistributed net investment income (loss)	(152,892)	1,839	8,270
Unrealized appreciation (depreciation) on investments	6,973,690	2,591,261	2,151,058
Accumulated net realized gain (loss)	1,335,407	(1,877,931)	(80,958)

Net Assets	$30,274,188	$147,060,950	$93,145,475

Shares of Beneficial Interest	3,588,994	14,339,913	9,174,576

Net Asset Value, and Redemption Price Per Share	$8.44	$10.26	$10.15

Offering Price Per Share (NAV (1-Maximum Sales Load))	$8.93	$10.66	$10.55

Maximum Sales Load	5.50%	3.75%	3.75%

The accompanying notes are an integral part of these financial statements.

Statement of Operations

Stratevest Funds
For the period ended February 28, 2001 (a) (unaudited)

	Stratevest Large Cap Core Fund	Stratevest Large Cap Growth Fund	Stratevest Large Cap Value Fund
Investment Income
Interest income	$13,861	$45,920	$30,631
Dividend income	56,046	157,640	974,121

Total Investment Income	69,907	203,560	1,004,752

Expenses
Investment advisory (Note 3)	47,211	181,808	345,673
Administrator (Note 3)	10,685	36,362	69,135
Transfer Agent (Note 3)	2,122	6,491	6,579
Custody (Note 3)	2,919	5,002	6,950
Accountant (Note 3)	4,004	13,003	24,761
Reporting	3,417	4,190	4,008
Shareholder Service (Note 3)	15,737	60,603	115,224
Audit	5,600	5,600	5,600
Legal	2,295	3,195	1,895
Distribution (Note 3)	15,737	60,603	115,224
Compliance	2,300	13,716	18,916
Miscellaneous	332	692	853

Total Expenses	112,359	391,265	714,818
Fees waived (Note 4)	(20,127)	(72,723)	(138,269)

Net Expenses	92,232	318,542	576,549

Net Investment Income (Loss)	(22,325)	(114,982)	428,203

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	821,935	2,014,694	4,545,615
Net change in unrealized appreciation (depreciation) on investments	(2,190,860)	(16,036,321)	(4,909,859)

Net Realized And Unrealized Gain (Loss) on Investments	(1,368,925)	(14,021,627)	(364,244)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(1,391,250)	$(14,136,609)	$63,959

	Stratevest Small/Mid Cap Core Fund	Stratevest Intermediate Bond Fund	Stratevest Vermont Municipal Bond Fund
Investment Income
Interest income	$14,852	$3,533,852	$1,940,021
Dividend income	23,343	--	--

Total Investment Income	38,195	3,533,852	1,940,021

Expenses
Investment advisory (Note 3)	102,324	326,841	199,235
Administrator (Note 3)	30,822	81,710	59,770
Transfer Agent (Note 3)	6,466	6,768	9,523
Custody (Note 3)	4,084	9,105	8,230
Accountant (Note 3)	7,317	29,334	25,380
Reporting	4,017	4,517	3,817
Shareholder Service (Note 3)	34,108	136,184	99,617
Audit	5,600	5,475	5,475
Legal	2,695	3,695	3,695
Distribution (Note 3)	34,108	136,184	99,617
Compliance	10,169	15,316	19,216
Miscellaneous	664	1,888	277

Total Expenses	242,374	757,017	533,852
Fees waived (Note 4)	(51,287)	(163,421)	(119,541)

Net Expenses	191,087	593,596	414,311

Net Investment Income (Loss)	(152,892)	2,940,256	1,525,710

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	1,411,243	(1,877,931)	(80,958)
Net change in unrealized appreciation (depreciation) on investments	(6,358,179)	4,976,889	1,541,870

Net Realized And Unrealized Gain (Loss) on Investments	(4,946,936)	3,098,958	1,460,912

Net Increase (Decrease) in Net Assets Resulting From Operations	$(5,099,828)	$6,039,214	$2,986,622

(a) See Note 1 of Notes to Financial Statements for date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

Stratevest Funds
For the period ended February 28, 2001 (unaudited)

	Stratevest Large Cap Core Fund		Stratevest Large Cap Growth Fund		Stratevest Large Cap Value Fund

	Amount	Shares	Amount	Shares	Amount	Shares
Net Assets (a)	$--		$--		$--

Operations
Net investment income (loss)	(22,325)		(114,982)		428,203
Net realized gain (loss) on investments	821,935		2,014,694		4,545,615
Net change in unrealized appreciation (depreciation)
on investments	(2,190,860)		(16,036,321)		(4,909,859)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,391,250)		(14,136,609)		63,959

Distributions to Shareholders From
Net investment income	--		--		(247,899)
Net realized gain on investments	--		(367,424)		(519,970)

Total Distribution to Shareholders	--		(367,424)		(767,869)

Capital Share Transactions
Sale of shares	1,864,610	183,241	9,112,680	1,012,084	6,660,272	657,965
Transactions due to acquisition	43,748,574	4,374,857	66,769,619	6,796,576	120,756,265	12,090,521
Reinvestment of distributions	--	--	143,466	16,878	96,928	9,804
Redemption of shares	(1,850,175)	(182,566)	(8,440,236)	(935,989)	(16,520,681)	(1,650,957)

Net Increase (Decrease) in Capital Transactions	43,763,009	4,375,532	67,585,529	6,889,549	110,992,784	11,107,333

Net Increase (Decrease) in Net Assets	42,371,759		53,081,496		110,288,874

Net Assets--February 28, 2001	$42,371,759		$53,081,496		$110,288,874

Undistributed net investment income (loss)	$(22,325)		$(114,982)		$180,304

	Stratevest Small/Mid Cap Core Fund		Stratevest Intermediate Bond Fund		Stratevest Vermont Municipal Bond Fund

	Amount	Shares	Amount	Shares	Amount	Shares
Net Assets (a)	$--		$--		$--

Operations
Net investment income (loss)	(152,892)		2,940,256		1,525,710
Net realized gain (loss) on investments	1,411,243		(1,877,931)		(80,958)
Net change in unrealized appreciation (depreciation)
on investments	(6,358,179)		4,976,889		1,541,870

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,099,828)		6,039,214		2,986,622

Distributions to Shareholders From
Net investment income	--		(2,938,417)		(1,517,440)
Net realized gain on investments	(75,836)		--		--

Total Distribution to Shareholders	(75,836)		(2,938,417)		(1,517,440)

Capital Share Transactions
Sale of shares	3,036,059	337,850	7,144,893	706,094	2,576,474	256,228
Transactions due to acquisition	39,438,114	4,035,659	157,827,843	15,717,398	99,868,742	9,986,874
Reinvestment of distributions	31,949	3,785	402,520	39,689	20,289	2,014
Redemption of shares	(7,056,270)	(788,300)	(21,415,103)	(2,123,268)	(10,789,212)	(1,070,540)

Net Increase (Decrease) in Capital Transactions	35,449,852	3,588,994	143,960,153	14,339,913	91,676,293	9,174,576

Net Increase (Decrease) in Net Assets	30,274,188		147,060,950		93,145,475

Net Assets--February 28, 2001	$30,274,188		$147,060,950		$93,145,475

Undistributed net investment income (loss)	$(152,892)		$1,839		$8,270

(a) See Note 1 of Notes to Financial Statements for date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Stratevest Funds (unaudited)

(Selected per share data and ratios for a share outstanding throughout each period)

	Selected Data for a Single Share

	Beginning Net Asset Value Per Share	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Investment Gains	Ending Net Asset Value Per Share
Stratevest Large Cap Core
January 8, 2001 (a) to February 28, 2001	$10.00	$(0.01)	$(0.31)	$ --	$ --	$ 9.68
Stratevest Large Cap Growth
October 2, 2000 (a) to February 28, 2001	10.00	(0.02)	(2.23)	--	(0.05)	7.70
Stratevest Large Cap Value
October 2, 2000 (a) to February 28, 2001	10.00	0.04	(0.04)	(0.02)	(0.05)	9.93
Stratevest Small/Mid Cap Core
October 2, 2000 (a) to February 28, 2001	10.00	(0.04)	(1.50)	--	(0.02)	8.44
Stratevest Intermediate Bond
October 2, 2000 (a) to February 28, 2001	10.00	0.22	0.26	(0.22)	--	10.26
Stratevest Vermont Municipal Bond
October 2, 2000 (a) to February 28, 2001	10.00	0.16	0.15	(0.16)	--	10.15

			Ratios/Supplemental Data
			Ratios to Average Net Assets
	Total Return (b)	Net Assets At End of Period (000's Omitted)	Net Investment Income	Net Expenses	Gross Expenses (d)	Portfolio Turnover Rate
Stratevest Large Cap Core
January 8, 2001 (a) to February 28, 2001	(3.20)%	$ 42,372	(0.35)%(c)	1.47%(c)	1.78%(c)	12%
Stratevest Large Cap Growth
October 2, 2000 (a) to February 28, 2001	(22.52)%	53,081	(0.47)%(c)	1.31%(c)	1.61%(c)	8%
Stratevest Large Cap Value
October 2, 2000 (a) to February 28, 2001	0.00%	110,289	0.93%(c)	1.25%(c)	1.55%(c)	17%
Stratevest Small/Mid Cap Core
October 2, 2000 (a) to February 28, 2001	(15.40)%	30,274	(1.12)%(c)	1.40%(c)	1.78%(c)	27%
Stratevest Intermediate Bond
October 2, 2000 (a) to February 28, 2001	4.88%	147,061	5.40%(c)	1.09%(c)	1.39%(c)	10%
Stratevest Vermont Municipal Bond
October 2, 2000 (a) to February 28, 2001	3.11%	93,145	3.83%(c)	1.04%(c)	1.34%(c)	5%

(a) Commencement of operations.

(b) Total return calculations do not include sales charges.

(c) Annualized.

(d) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or reimbursements (Note 4).

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

Stratevest Funds
February 28, 2001 (unaudited)

(1) ORGANIZATION

This report relates to Stratevest Large Cap Core Fund, Stratevest Large Cap Growth Fund, Stratevest Large Cap Value Fund, Stratevest Small/Mid Cap Core Fund, Stratevest Intermediate Bond Fund, and Stratevest Vermont Municipal Bond Fund (each a "Fund" and collectively, the "Funds"), a diversified series of Stratevest Funds (the "Trust"). The Trust is a Delaware business trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Funds commenced operations on October 2, 2000, with the exception of Stratevest Large Cap Core Fund, which commenced operations on January 8, 2001. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation--On each Fund business day, the Trust determines the net asset value per share of the Funds as of the close of the regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by the Funds, and for which market quotations are readily available, are valued using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust's Board of Trustees. Securities that mature in sixty days or less are valued at amortized cost.

Security Transactions and Investment Income--Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

Repurchase Agreements--The Funds may invest in repurchase agreements. The Funds, through their custodian, receive delivery of the underlying securities, whose market value must always exceed the repurchase price. In the event of default, a Fund may have difficulties disposing of such securities.

Distributions to Shareholders--Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Federal Taxes--The Funds intend to qualify each year as regulated investment companies and distribute all of their taxable income. In addition, by distributing in each calendar year substantially all net investment income, capital gain and certain other amounts, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

Expense Allocation--The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets.

(3) ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH RELATED PARTIES

Investment Adviser--The investment adviser for the Funds is The Stratevest Group, N.A. ("Stratevest"). Stratevest is an affiliate and subsidiary of Banknorth Group. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from each Fund at an annual rate of the Fund's average daily net assets as follows:

Fund	Annual Rate
Stratevest Large Cap Core Fund	0.75%
Stratevest Large Cap Growth Fund	0.75%
Stratevest Large Cap Value Fund	0.75%
Stratevest Small/Mid Cap Core Fund	0.75%
Stratevest Intermediate Bond Fund	0.60%
Stratevest Vermont Municipal Bond Fund	0.50%

Administrator--The administrator for the Funds is Federated Services Co. ("Federated"). For its services, Federated receives an administrative fee at an annual rate of 0.15% on the first $500 million of the Funds' average daily net assets, 0.125% on the next $500 million, 0.11% on the next $1 billion, and 0.10% on assets in excess of $2 billion, subject to a $75,000 annual minimum per Fund that is waived until October 31, 2001.

Transfer Agent--Federated is the transfer agent and dividend disbursement agent for the Funds. Federated receives from each Fund an annual fee of $18,000, plus an annual shareholder account fee of $16 per shareholder account for Funds that declare dividends daily, and $10 for Funds that declare dividends other than daily.

Distributor--Edgewood Services, Inc. ("Edgewood"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Funds' distributor. The Trust has adopted Distribution Plans pursuant to Rule 12b-1 under the Act. Distribution fees are currently waived by Edgewood until October 31, 2001.

Shareholder Service Agent--The Trust has adopted a shareholder servicing plan under which the Trust pays Stratevest a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of each Fund. The annual rate has been voluntarily reduced by Stratevest to 0.20% of the average daily net assets until October 31, 2001. Stratevest may pay any or all amounts of these fees to various institutions that provide shareholder servicing to their customers.

Other Service Providers--Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Funds. For its services, FAcS receives an annual fee of $45,000 per fund, plus certain amounts based upon the asset level of the Fund, as well as the number of securities held by the Fund. The custodian is Forum Trust, LLC., to which the Funds pay an annual maintenance fee of $5,000 per fund, plus 0.01% asset charge as an annualized percentage of daily net assets, plus certain other transaction charges.

(4) WAIVER OF FEES

Certain service providers of the Funds have voluntarily undertaken to waive a portion of their fees so that total expenses of each Fund would not exceed certain limitations. Fee waivers may be reduced or eliminated at any time. For the period ended February 28, 2001, fees waived were as follows:

	Fees Waived
	Administration	Shareholder Service	Distribution	Total Fees Waived
Stratevest Large Cap Core Fund	$ 1,243	$ 3,147	$ 15,737	$ 20,127
Stratevest Large Cap Growth Fund	--	12,120	60,603	72,723
Stratevest Large Cap Value Fund	--	23,045	115,224	138,269
Stratevest Small/Mid Cap Core Fund	10,357	6,822	34,108	51,287
Stratevest Intermediate Bond Fund	--	27,237	136,184	163,421
Stratevest Vermont Municipal Bond Fund	--	19,924	99,617	119,541

(5) SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, other than short-term investments, were as follows for the period ended February 28, 2001:

	Purchases	Sales
Stratevest Large Cap Core Fund	$5,519,657	$5,217,880
Stratevest Large Cap Growth Fund	32,754,030	4,459,877
Stratevest Large Cap Value Fund	18,791,231	18,522,130
Stratevest Small/Mid Cap Core Fund	15,044,509	8,757,410
Stratevest Intermediate Bond Fund	67,159,705	12,455,640
Stratevest Vermont Municipal Bond Fund	5,037,841	6,624,689

For federal income tax purposes, the tax basis of investment securities owned as of February 28, 2001, the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value were as follows:

	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Stratevest Large Cap Core Fund	$30,848,231	$14,524,477	$(3,037,823)	$11,486,654
Stratevest Large Cap Growth Fund	44,001,186	16,966,069	(7,907,889)	9,058,180
Stratevest Large Cap Value Fund	61,517,030	50,563,512	(2,006,362)	48,557,150
Stratevest Small/Mid Cap Core Fund	23,297,284	10,082,565	(3,108,875)	6,973,690
Stratevest Intermediate Bond Fund	142,633,700	2,911,569	(320,308)	2,591,261
Stratevest Vermont Municipal Bond Fund	90,328,278	2,295,118	(144,060)	2,151,058

(6) ACQUISITION OF FUNDS

The acquisition of net assets and unrealized gain/loss from contributing entities for the Funds was as follows:

Contributing Entity	Date of Contribution	Net Assets	Shares Issued	Unrealized Gain/(Loss)
Stratevest Large Cap Core Fund:
Forum Investors Equity	January 8, 2001	$43,748,574	4,374,857	$13,677,514
Stratevest Large Cap Growth Fund:
EB Large Cap Growth Stock Fund	October 2, 2000	$26,733,380	2,673,379	$13,071,537
CF Large Cap Growth Fund	October 9, 2000	40,036,239	4,123,197	12,022,964
Stratevest Large Cap Value Fund:
CF Value Stock Fund	October 2, 2000	$104,356,391	10,435,639	$46,604,934
EB Value Stock Fund	October 9, 2000	16,399,874	1,654,882	6,862,074
Stratevest Small/Mid Cap Core Fund:
CF Mid/Small Cap Fund	October 2, 2000	$23,837,213	2,383,722	$7,693,994
EB Mid/Small Cap Fund	October 9, 2000	15,600,901	1,651,937	5,637,875
Stratevest Intermediate Bond Fund:
CF Max Inc. Bond Fund	October 2, 2000	$91,701,550	9,170,155	$(1,716,790)
CF Bond Fund	October 9, 2000	22,521,975	2,248,599	(534,184)
EB Bond Fund	October 9, 2000	9,657,829	964,240	(208,992)
EB Fixed Income Fund	October 9, 2000	11,485,634	1,146,728	(261,466)
Forum Investors High Grade Bond	January 8, 2001	22,460,855	2,187,676	335,804
Stratevest Vermont Municipal Bond Fund:
CF Vermont Tax Exempt Fund	October 2, 2000	$99,868,742	9,986,874	$609,188

STRATEVEST FUNDS
Trustees and Officers

TRUSTEES	OFFICERS

John F. Donahue	John F. Donahue
Chairman
Thomas G. Bigley
Peter J. Germain
John T. Conroy, Jr.	President

Nicholas P. Constantakis	J. Christopher Donahue
Executive Vice President
John F. Cunningham
John W. McGonigle
J. Christopher Donahue	Vice President and Secretary

Lawrence D. Ellis, M.D.	Richard J. Thomas
Treasurer
Peter E. Madden
Gail C. Jones
Charles F. Mansfield, Jr.	Assistant Secretary

John E. Murray, Jr., J.D., S.J.D.

Marjorie P. Smuts

John S. Walsh

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Stratevest Funds

STRATEVEST LARGE CAP CORE FUND
STRATEVEST LARGE CAP GROWTH FUND
STRATEVEST LARGE CAP VALUE FUND
STRATEVEST SMALL/MID CAP CORE FUND
STRATEVEST INTERMEDIATE BOND FUND
STRATEVEST VERMONT MUNICIPAL BOND FUND

[Logo of Stratevest Funds appears here]

The Stratevest Group, N.A.
Investment Adviser
FEBRUARY 28, 2001

Stratevest Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7010

Edgewood Services, Inc., Distributor

Investment Company Act File No. 811-10021
Cusip 862793304
Cusip 862793205
Cusip 862793106
Cusip 862793403
Cusip 862793601
Cusip 862793502
26289 (04/01)